Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 93.9%
Aerospace & Defense — 3.5%
$ 90,000
Boeing Co. (The), 3.825%, 3/1/59 ...... $ 66,976
180,000
Boeing Co. (The), 3.900%, 5/1/49 ...... 142,985
285,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 295,765
70,000
L3Harris Technologies, Inc., 4.854%,
4/27/35 ....................... 69,235
110,000
L3Harris Technologies, Inc., 5.600%,
7/31/53 ....................... 117,559
237,000
Lockheed Martin Corp., 4.150%, 6/15/53 . 212,857
160,000
RTX Corp., 2.820%, 9/1/51 ........... 106,322
185,000
RTX Corp., 4.450%, 11/16/38 ......... 170,567
86,000
RTX Corp., 6.400%, 3/15/54 .......... 99,942
1,282,208
Apparel — 0.2%
110,000
NIKE, Inc., 3.375%, 3/27/50 .......... 90,257
Automobiles — 0.8%
90,000
Ford Motor Co., 5.291%, 12/8/46 ...... 79,499
135,000
General Motors Co., 5.150%, 4/1/38 .... 128,070
63,000
General Motors Financial Co., Inc.,
6.100%, 1/7/34 .................. 64,897
272,466
Banks — 7.6%
90,000
Bank of America Corp., 2.482%, (5-Year
Treasury Constant Maturity plus 1.20%),
9/21/36(a) ..................... 71,413
70,000
Bank of America Corp., 4.244%, (TSFR3M
plus 2.08%), 4/24/38(b) ............ 63,369
110,000
Bank of America Corp., 6.110%, 1/29/37 . 117,488
340,000
Bank of America Corp., MTN, 2.676%,
(SOFR plus 1.93%), 6/19/41(b) ...... 244,317
155,000
Bank of America Corp., MTN, 4.330%,
(TSFR3M plus 1.78%), 3/15/50(b) .... 136,932
70,000
Citigroup, Inc., 3.878%, (TSFR3M plus
1.43%), 1/24/39(b) ............... 60,543
85,000
Citigroup, Inc., 5.316%, (SOFR plus
4.55%), 3/26/41(b) ............... 85,516
100,000
Citigroup, Inc., 5.875%, 1/30/42 ....... 106,457
21,000
Citigroup, Inc., Series U, 5.000%, (SOFR
plus 3.81%)(b)(c) ................ 20,425
50,000
Fifth Third Bancorp, 8.250%, 3/1/38 .... 59,254
130,000
Goldman Sachs Group, Inc. (The), 2.908%,
(SOFR plus 1.47%), 7/21/42(b) ...... 95,167
140,000
Goldman Sachs Group, Inc. (The), 6.750%,
10/1/37 ....................... 154,480
400,000
JPMorgan Chase & Co., 3.109%,
(TSFR3M plus 2.46%), 4/22/41(b) .... 308,933
120,000
JPMorgan Chase & Co., 3.157%, (SOFR
plus 1.46%), 4/22/42(b) ............ 92,991
165,000
JPMorgan Chase & Co., 3.882%,
(TSFR3M plus 1.62%), 7/24/38(b) .... 146,638
120,000
JPMorgan Chase & Co., 4.260%,
(TSFR3M plus 1.84%), 2/22/48(b) .... 106,517
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 100,000
Morgan Stanley, 2.484%, (SOFR plus
1.36%), 9/16/36(b) ............... $ 79,449
31,000
Morgan Stanley, 3.217%, (SOFR plus
1.49%), 4/22/42(b) ............... 23,897
195,000
Morgan Stanley, 3.971%, 7/22/38(a) .... 170,938
195,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(b) ............... 147,883
290,000
Wells Fargo & Co., 5.375%, 11/2/43 .... 282,636
110,000
Wells Fargo & Co., MTN, 5.013%,
(TSFR3M plus 4.50%), 4/4/51(b) ..... 104,676
90,000
Westpac Banking Corp., 2.963%, 11/16/40 62,573
2,742,492
Beverages — 3.7%
160,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 160,097
265,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.900%,
2/1/46 ........................ 259,909
200,000
Anheuser-Busch InBev Worldwide, Inc.,
4.600%, 6/1/60 .................. 187,417
50,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 56,317
200,000
Bacardi, Ltd., 5.300%, 5/15/48(d) ...... 191,818
170,000
Constellation Brands, Inc., 3.750%, 5/1/50 135,929
100,000
Diageo Capital PLC, 3.875%, 4/29/43 ... 87,311
90,000
PepsiCo, Inc., 2.750%, 10/21/51 ....... 64,274
185,000
PepsiCo, Inc., 4.650%, 2/15/53 ........ 184,609
1,327,681
Broadline Retail — 0.2%
115,000
Walmart, Inc., 2.500%, 9/22/41 ........ 85,447
Buildings products — 0.1%
30,000
Carrier Global Corp., 6.200%, 3/15/54(d) . 34,849
Capital Goods — 0.5%
90,000
Caterpillar, Inc., 3.803%, 8/15/42 ...... 79,242
130,000
Packaging Corp. of America, 3.050%,
10/1/51 ....................... 90,771
170,013
Chemicals — 1.1%
110,000
Air Products & Chemicals, Inc., 2.700%,
5/15/40 ....................... 84,013
39,000
Albemarle Corp., 5.450%, 12/1/44 ...... 36,427
42,000
Dow Chemical Co. (The), 4.375%,
11/15/42 ....................... 37,205
90,000
DuPont de Nemours, Inc., 5.319%,
11/15/38 ....................... 92,641
170,000
Ecolab, Inc., 2.750%, 8/18/55 ......... 114,942
50,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 39,990
405,218

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Commercial Services & Supplies — 0.8%
$ 60,761
Polar Tankers, Inc., 5.951%, 5/10/37(d) .. $ 62,890
130,000
Republic Services, Inc., 2.375%, 3/15/33 . 108,862
150,000
Waste Connections, Inc., 2.950%, 1/15/52 106,106
277,858
Construction Materials — 0.4%
80,000
Martin Marietta Materials, Inc., 4.250%,
12/15/47 ....................... 70,490
80,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 71,967
142,457
Consumer Discretionary Distribution & Retail
— 1.0%
225,000
Amazon.com, Inc., 2.500%, 6/3/50 ..... 150,152
300,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 199,471
349,623
Consumer Staples Distribution & Retail — 1.3%
115,000
Hershey Co. (The), 3.125%, 11/15/49 ... 88,167
60,000
Hormel Foods Corp., 3.050%, 6/3/51 .... 43,552
66,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 62,682
155,000
Kraft Heinz Foods Co., 6.875%, 1/26/39 . 179,149
150,000
Nestle Holdings, Inc., 2.500%, 9/14/41(d) 110,912
484,462
Diversified REITs — 0.8%
190,000
American Tower Corp., 3.700%, 10/15/49 144,346
157,000
American Tower Trust, 3.652%, 3/23/28(d) 148,423
292,769
Diversified Telecommunication Services — 2.5%
100,000
America Movil SAB de CV, 6.125%,
3/30/40 ....................... 109,391
100,000
T-Mobile USA, Inc., 3.600%, 11/15/60 .. 72,776
210,000
T-Mobile USA, Inc., 4.375%, 4/15/40 ... 190,051
95,000
T-Mobile USA, Inc., 5.650%, 1/15/53 ... 99,281
180,000
T-Mobile USA, Inc., 5.800%, 9/15/62 ... 193,178
80,000
Vodafone Group PLC, 4.250%, 9/17/50 .. 66,621
135,000
Warnermedia Holdings, Inc., 5.050%,
3/15/42 ....................... 119,454
50,000
Warnermedia Holdings, Inc., 5.141%,
3/15/52 ....................... 43,143
893,895
Electric Utilities — 13.4%
110,000
AEP Transmission Co., LLC, Series M,
3.650%, 4/1/50(e) ................ 87,012
90,000
Appalachian Power Co., Series L, 5.800%,
10/1/35 ....................... 91,444
40,000
Avista Corp., 4.000%, 4/1/52 .......... 31,825
150,000
Baltimore Gas & Electric Co., 2.900%,
6/15/50 ....................... 102,204
80,000
Berkshire Hathaway Energy Co., 4.250%,
10/15/50 ....................... 68,128
75,000
Berkshire Hathaway Energy Co., 4.600%,
5/1/53 ........................ 67,007
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 70,000
CenterPoint Energy Houston Electric, LLC,
Series AC, 4.250%, 2/1/49 .......... $ 61,919
200,000
CenterPoint Energy Houston Electric, LLC,
Series AD, 2.900%, 7/1/50(e) ........ 141,271
110,000
CMS Energy Corp., 3.750%, (5-Year
Treasury Constant Maturity plus 2.90%),
12/1/50(a) ..................... 86,864
70,000
CMS Energy Corp., 4.700%, 3/31/43 .... 62,828
60,000
Commonwealth Edison Co., 5.900%,
3/15/36 ....................... 65,018
80,000
Connecticut Light & Power Co. (The),
4.000%, 4/1/48 .................. 68,162
135,000
Consolidated Edison Co. of New York, Inc.,
4.450%, 3/15/44 ................. 121,279
70,000
Consolidated Edison Co. of New York, Inc.,
Series E, 4.650%, 12/1/48 .......... 63,593
60,000
Dominion Energy South Carolina, Inc.,
5.100%, 6/1/65 .................. 56,745
40,000
Dominion Energy, Inc., Series B, 3.300%,
4/15/41 ....................... 30,543
80,000
DTE Electric Co., 3.750%, 8/15/47 ..... 64,075
130,000
DTE Electric Co., Series B, 3.650%, 3/1/52 102,676
68,000
Duke Energy Carolinas, LLC, 5.350%,
1/15/53 ....................... 69,920
43,000
Duke Energy Carolinas, LLC, 5.400%,
1/15/54 ....................... 44,442
80,000
Duke Energy Carolinas, LLC, 6.100%,
6/1/37 ........................ 86,357
130,000
Duke Energy Corp., 5.000%, 8/15/52 .... 121,864
70,000
Duke Energy Corp., 6.100%, 9/15/53 .... 76,110
60,000
Duke Energy Florida, LLC, 6.350%,
9/15/37 ....................... 66,698
200,000
Duke Energy Indiana, LLC, 3.750%,
5/15/46 ....................... 159,729
80,000
Duke Energy Ohio, Inc., 3.700%, 6/15/46 63,131
130,000
Duke Energy Progress, LLC, 2.900%,
8/15/51 ....................... 88,146
205,000
Entergy Texas, Inc., 3.550%, 9/30/49 .... 155,211
50,000
Entergy Texas, Inc., 5.800%, 9/1/53 ..... 53,811
70,000
Exelon Corp., 4.450%, 4/15/46 ........ 61,183
70,000
Exelon Corp., 5.100%, 6/15/45 ........ 66,412
120,000
FirstEnergy Corp., Series C, 5.100%,
7/15/47 ....................... 109,865
40,000
FirstEnergy Transmission, LLC, 4.550%,
4/1/49(d) ...................... 34,704
120,000
Florida Power & Light Co., 4.125%, 2/1/42 108,366
45,000
Florida Power & Light Co., 5.850%, 5/1/37 47,364
259,000
Georgia Power Co., Series B, 3.700%,
1/30/50 ....................... 205,069
110,000
Indiana Michigan Power Co., 5.625%,
4/1/53 ........................ 115,873
80,000
Massachusetts Electric Co., 5.900%,
11/15/39(d) .................... 81,199
90,000
MidAmerican Energy Co., 2.700%, 8/1/52 58,401

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 70,000
MidAmerican Energy Co., 4.800%, 9/15/43 $ 65,965
80,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 67,157
90,000
Northern States Power Co., 3.200%, 4/1/52 66,599
40,000
Northern States Power Co., 4.500%, 6/1/52 36,976
80,000
Oncor Electric Delivery Co., LLC, 4.950%,
9/15/52 ....................... 78,986
240,000
PECO Energy Co., 2.850%, 9/15/51 .... 162,027
50,000
Public Service Electric & Gas Co., 5.450%,
8/1/53 ........................ 54,156
110,000
Public Service Electric & Gas Co., MTN,
5.375%, 11/1/39 ................. 110,705
110,000
Puget Sound Energy, Inc., 2.893%, 9/15/51 73,315
60,000
Puget Sound Energy, Inc., 5.638%, 4/15/41 60,950
115,000
San Diego Gas & Electric Co., Series TTT,
4.100%, 6/15/49 ................. 95,148
105,000
San Diego Gas & Electric Co., Series UUU,
3.320%, 4/15/50 ................. 75,046
155,000
Sempra, 3.800%, 2/1/38 ............. 132,791
159,000
Southern California Edison Co., 5.700%,
3/1/53 ........................ 168,038
50,000
Southern California Edison Co., 5.875%,
12/1/53 ....................... 54,014
90,000
Union Electric Co., 3.250%, 10/1/49 .... 63,112
55,000
Union Electric Co., 5.450%, 3/15/53 .... 57,024
110,000
Virginia Electric & Power Co., 4.000%,
1/15/43 ....................... 93,821
110,000
Xcel Energy, Inc., 3.500%, 12/1/49 ..... 81,377
4,843,655
Energy Equipment & Services — 5.5%
100,000
Cheniere Corpus Christi Holdings, LLC,
2.742%, 12/31/39 ................ 79,672
95,000
DCP Midstream Operating L.P., 5.600%,
4/1/44 ........................ 92,938
75,000
Eastern Gas Transmission & Storage, Inc.,
4.800%, 11/1/43 ................. 67,844
155,000
Energy Transfer L.P., 5.000%, 5/15/44 ... 136,453
40,000
Energy Transfer L.P., 5.000%, 5/15/50 ... 35,837
105,000
Energy Transfer L.P., 5.350%, 5/15/45 ... 97,823
80,000
Energy Transfer L.P., 7.500%, 7/1/38 .... 92,792
210,000
Enterprise Products Operating, LLC,
3.300%, 2/15/53 ................. 156,117
140,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 150,478
80,000
Enterprise Products Operating, LLC,
6.125%, 10/15/39 ................ 87,564
90,000
Kinder Morgan Energy Partners L.P.,
5.625%, 9/1/41 .................. 85,991
145,000
Kinder Morgan, Inc., 3.600%, 2/15/51 ... 104,061
50,000
Kinder Morgan, Inc., 5.450%, 8/1/52 .... 48,010
70,000
Kinder Morgan, Inc., 5.550%, 6/1/45 .... 67,574
51,000
MPLX L.P., 4.950%, 3/14/52 .......... 45,547
120,000
MPLX L.P., 5.200%, 12/1/47 .......... 110,147
40,000
MPLX L.P., 5.650%, 3/1/53 .......... 39,670
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 65,000
ONEOK, Inc., 6.625%, 9/1/53 ......... $ 73,016
100,000
Plains All American Pipeline L.P./PAA
Finance Corp., 4.700%, 6/15/44 ...... 84,009
80,000
Spectra Energy Partners L.P., 4.500%,
3/15/45 ....................... 68,773
85,000
Targa Resources Corp., 6.250%, 7/1/52 .. 88,029
94,000
TransCanada PipeLines, Ltd., 4.625%,
3/1/34 ........................ 89,134
70,000
Williams Cos., Inc. (The), 6.300%, 4/15/40 74,879
1,976,358
Entertainment — 0.1%
37,000
Mattel, Inc., 5.450%, 11/1/41 ......... 33,148
Financial Services — 2.4%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.850%, 10/29/41 121,192
60,000
Blackstone Holdings Finance Co., LLC,
6.250%, 8/15/42(d) ............... 62,910
70,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(d) ..................... 46,699
100,000
Charles Schwab Corp. (The), Series H,
4.000%, (10-Year Treasury Constant
Maturity plus 3.08%)(a)(c) ......... 78,971
180,000
CSL Finance PLC, 4.750%, 4/27/52(d) .. 172,047
130,000
Intercontinental Exchange, Inc., 4.250%,
9/21/48 ....................... 116,483
40,000
Jefferies Financial Group, Inc., 6.500%,
1/20/43 ....................... 41,828
65,000
Morgan Stanley, MTN, 5.424%, (SOFR
plus 1.88%), 7/21/34(b) ............ 66,099
105,000
S&P Global, Inc., 3.700%, 3/1/52 ...... 87,401
90,000
Visa, Inc., 4.300%, 12/14/45 .......... 84,190
877,820
Ground Transportation — 3.2%
140,000
Burlington Northern Santa Fe, LLC,
4.900%, 4/1/44 .................. 138,628
85,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 84,612
75,000
Burlington Northern Santa Fe, LLC,
5.200%, 4/15/54 ................. 78,384
165,000
Canadian Pacific Railway Co., 3.500%,
5/1/50 ........................ 127,207
100,000
CSX Corp., 4.500%, 11/15/52 ......... 93,208
70,000
CSX Corp., 6.000%, 10/1/36 .......... 77,082
120,000
FedEx Corp., 4.550%, 4/1/46 ......... 107,817
50,000
Norfolk Southern Corp., 3.400%, 11/1/49 37,994
70,000
Norfolk Southern Corp., 3.950%, 10/1/42 59,897
210,000
Union Pacific Corp., 2.950%, 3/10/52 ... 149,653
30,000
Union Pacific Corp., 3.375%, 2/14/42 ... 24,588
95,000
Union Pacific Corp., 3.600%, 9/15/37 ... 85,215
70,000
United Parcel Service, Inc., 5.300%, 4/1/50 74,873
1,139,158

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Equipment & Services — 0.3%
$ 100,000
GE HealthCare Technologies, Inc., 6.377%,
11/22/52 ....................... $ 116,633
Health Care Providers & Services — 11.7%
70,000
Abbott Laboratories, 4.900%, 11/30/46(e) 71,798
60,000
AbbVie, Inc., 4.050%, 11/21/39 ........ 54,380
150,000
AbbVie, Inc., 4.250%, 11/21/49 ........ 134,124
95,000
AbbVie, Inc., 4.400%, 11/6/42 ........ 88,410
140,000
AbbVie, Inc., 4.450%, 5/14/46 ........ 128,981
70,000
Aetna, Inc., 4.500%, 5/15/42 .......... 61,411
70,000
Amgen, Inc., 2.770%, 9/1/53 .......... 45,157
165,000
Amgen, Inc., 2.800%, 8/15/41 ......... 120,344
100,000
Amgen, Inc., 4.400%, 2/22/62 ......... 84,724
55,000
Amgen, Inc., 5.150%, 11/15/41 ........ 53,911
120,000
Amgen, Inc., 5.600%, 3/2/43 .......... 124,376
110,000
Baxalta, Inc., 5.250%, 6/23/45 ......... 109,842
100,000
Baxter International, Inc., 3.132%, 12/1/51 69,086
80,000
Becton Dickinson & Co., 4.875%, 5/15/44 72,247
145,000
Bristol-Myers Squibb Co., 2.350%,
11/13/40 ....................... 101,713
185,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 117,818
130,000
Bristol-Myers Squibb Co., 3.700%, 3/15/52 102,589
110,000
Bristol-Myers Squibb Co., 4.250%,
10/26/49 ....................... 95,817
70,000
Bristol-Myers Squibb Co., 4.625%, 5/15/44 65,115
70,000
Bristol-Myers Squibb Co., 6.400%,
11/15/63 ....................... 81,449
70,000
Cigna Group (The), 4.800%, 8/15/38 .... 67,850
95,000
CVS Health Corp., 2.700%, 8/21/40 .... 67,963
65,000
CVS Health Corp., 4.780%, 3/25/38 .... 61,742
140,000
CVS Health Corp., 5.050%, 3/25/48 .... 131,548
130,000
CVS Health Corp., 5.125%, 7/20/45 .... 123,383
105,000
CVS Health Corp., 5.875%, 6/1/53 ..... 110,844
125,000
Danaher Corp., 2.800%, 12/10/51 ...... 87,081
180,000
Elevance Health, Inc., 4.375%, 12/1/47 .. 160,985
90,000
Elevance Health, Inc., 5.125%, 2/15/53 .. 90,175
90,000
Gilead Sciences, Inc., 2.600%, 10/1/40 .. 66,478
40,000
Gilead Sciences, Inc., 5.550%, 10/15/53 .. 43,475
150,000
HCA, Inc., 3.500%, 7/15/51 .......... 106,013
125,000
HCA, Inc., 5.500%, 6/15/47 .......... 120,573
80,000
Merck & Co., Inc., 2.750%, 12/10/51 .... 55,242
100,000
Pfizer Investment Enterprises Pte, Ltd.,
5.110%, 5/19/43 ................. 99,955
200,000
Roche Holdings, Inc., 2.607%, 12/13/51(d) 135,357
80,000
Stryker Corp., 4.625%, 3/15/46 ........ 76,806
300,000
UnitedHealth Group, Inc., 3.500%, 8/15/39 255,741
140,000
UnitedHealth Group, Inc., 3.750%,
10/15/47 ....................... 115,779
210,000
UnitedHealth Group, Inc., 4.950%, 5/15/62 207,972
155,000
Wyeth, LLC, 5.950%, 4/1/37 .......... 170,965
90,000
Zoetis, Inc., 4.700%, 2/1/43 .......... 86,330
4,225,549
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Household Products — 1.2%
$ 250,000
Haleon U.S. Capital, LLC, 4.000%, 3/24/52 $ 212,718
135,000
Kenvue, Inc., 5.050%, 3/22/53 ......... 140,257
60,000
Procter & Gamble Co. (The), 5.550%,
3/5/37 ........................ 67,316
420,291
Industrial REITs — 0.2%
55,000
Prologis L.P., 5.250%, 6/15/53 ......... 57,364
Insurance — 3.8%
103,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 77,666
55,000
Berkshire Hathaway Finance Corp.,
3.850%, 3/15/52 ................. 46,230
70,000
Berkshire Hathaway Finance Corp.,
4.200%, 8/15/48 ................. 64,685
40,000
Carlyle Holdings II Finance, LLC, 5.625%,
3/30/43(d) ..................... 39,034
84,000
Corebridge Financial, Inc., 4.400%, 4/5/52 70,687
80,000
Enstar Finance, LLC, 5.500%, (5-Year
Treasury Constant Maturity plus 4.01%),
1/15/42(a) ..................... 67,754
37,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 30,228
90,000
Fidelity National Financial, Inc., 3.200%,
9/17/51 ....................... 57,276
80,000
Global Atlantic Fin Co., 4.700%, (5-Year
Treasury Constant Maturity plus 3.80%),
10/15/51(a)(d) .................. 68,547
70,000
Guardian Life Insurance Co. of America
(The), 4.875%, 6/19/64(d) .......... 62,732
70,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(d) ...................... 64,209
100,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(d) ..................... 80,499
103,000
New York Life Insurance Co., 3.750%,
5/15/50(d) ..................... 82,743
80,000
New York Life Insurance Co., 4.450%,
5/15/69(d) ..................... 68,800
100,000
New York Life Insurance Co., 6.750%,
11/15/39(d) .................... 115,290
90,000
Northwestern Mutual Life Insurance Co.
(The), 3.450%, 3/30/51(d) .......... 67,441
80,000
Pacific LifeCorp, 3.350%, 9/15/50(d) ... 57,751
100,000
Prudential Financial, Inc., 3.700%, (5-Year
Treasury Constant Maturity plus 3.04%),
10/1/50(a) ..................... 86,355
70,000
Securian Financial Group, Inc., 4.800%,
4/15/48(d) ..................... 58,370
70,000
Voya Financial, Inc., 4.800%, 6/15/46 ... 60,554
90,000
W R Berkley Corp., 3.150%, 9/30/61 .... 56,899
1,383,750
Internet & Direct Marketing Retail — 0.3%
120,000
Meta Platforms, Inc., 4.450%, 8/15/52 ... 110,654

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
IT Services — 0.6%
$ 250,000
Fiserv, Inc., 4.400%, 7/1/49 ........... $ 221,072
Machinery — 0.2%
80,000
Deere & Co., 3.900%, 6/9/42 ......... 72,107
Media — 4.3%
190,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.400%, 12/1/61 ........... 131,840
110,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.484%, 10/23/45 .......... 108,456
93,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.834%, 10/23/55 .......... 93,169
130,000
Comcast Corp., 2.800%, 1/15/51 ....... 87,061
170,000
Comcast Corp., 2.987%, 11/1/63 ....... 110,198
130,000
Comcast Corp., 3.250%, 11/1/39 ....... 105,731
100,000
Comcast Corp., 3.400%, 7/15/46 ....... 77,781
150,000
Comcast Corp., 5.500%, 5/15/64 ....... 158,548
90,000
Discovery Communications, LLC, 4.000%,
9/15/55 ....................... 64,302
100,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 86,418
90,000
Interpublic Group of Cos., Inc. (The),
3.375%, 3/1/41 .................. 68,845
70,000
Time Warner Cable, LLC, 5.875%,
11/15/40 ....................... 63,562
155,000
Time Warner Cable, LLC, 6.550%, 5/1/37 153,038
100,000
Walt Disney Co. (The), 2.750%, 9/1/49 .. 68,875
130,000
Walt Disney Co. (The), 3.500%, 5/13/40 . 109,748
70,000
Walt Disney Co. (The), 6.200%, 12/15/34 79,282
1,566,854
Metals & Mining — 0.8%
100,000
Nucor Corp., 2.979%, 12/15/55 ........ 67,857
100,000
Southern Copper Corp., 7.500%, 7/27/35 . 116,135
80,000
Steel Dynamics, Inc., 3.250%, 10/15/50 .. 55,547
62,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 63,061
302,600
Office REITs — 0.1%
50,000
Alexandria Real Estate Equities, Inc.,
3.000%, 5/18/51 ................. 33,088
Oil, Gas & Consumable Fuels — 4.4%
77,000
Apache Corp., 5.250%, 2/1/42 ......... 64,437
80,000
Atmos Energy Corp., 4.125%, 10/15/44 .. 71,051
90,000
BP Capital Markets America, Inc., 2.939%,
6/4/51 ........................ 62,632
95,000
BP Capital Markets America, Inc., 3.060%,
6/17/41 ....................... 73,735
75,000
ConocoPhillips Co., 4.025%, 3/15/62 .... 61,193
63,000
Diamondback Energy, Inc., 4.250%,
3/15/52 ....................... 51,045
80,000
Equinor ASA, 5.100%, 8/17/40 ........ 82,239
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 70,000
Exxon Mobil Corp., 4.114%, 3/1/46 .... $ 62,624
202,000
Exxon Mobil Corp., 4.227%, 3/19/40 .... 188,183
80,000
Halliburton Co., 4.850%, 11/15/35 ..... 78,941
85,000
Halliburton Co., 5.000%, 11/15/45 ..... 82,696
35,000
Hess Corp., 5.600%, 2/15/41 .......... 36,881
80,000
Marathon Petroleum Corp., 6.500%, 3/1/41 86,132
85,000
NiSource, Inc., 4.800%, 2/15/44 ....... 77,912
75,000
Ovintiv, Inc., 7.100%, 7/15/53 ......... 82,729
100,000
Shell International Finance BV, 4.550%,
8/12/43 ....................... 94,804
145,000
Shell International Finance BV, 6.375%,
12/15/38 ....................... 167,379
225,000
Southern Co. Gas Capital Corp., Series
21A, 3.150%, 9/30/51 ............. 151,879
1,576,492
Residential REITs — 0.7%
110,000
American Homes 4 Rent L.P., 4.300%,
4/15/52 ....................... 88,950
30,000
Mid-America Apartments L.P., 2.875%,
9/15/51 ....................... 19,761
120,000
NNN REIT, Inc., 3.500%, 4/15/51 ...... 87,054
80,000
UDR, Inc., 3.100%, 11/1/34 .......... 66,299
262,064
Retail REITs — 0.4%
110,000
Kimco Realty OP, LLC, 4.250%, 4/1/45 .. 89,372
80,000
Simon Property Group L.P., 3.250%,
9/13/49 ....................... 58,005
147,377
Semiconductors & Semiconductor Equipment
— 2.4%
55,000
Broadcom, Inc., 3.469%, 4/15/34(d) .... 47,935
80,000
Broadcom, Inc., 3.500%, 2/15/41(d) .... 63,637
90,000
Broadcom, Inc., 3.750%, 2/15/51(d) .... 71,066
220,000
Intel Corp., 5.900%, 2/10/63 .......... 246,362
155,000
Lam Research Corp., 2.875%, 6/15/50 ... 110,735
125,000
NVIDIA Corp., 3.500%, 4/1/50 ........ 104,750
50,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 3.250%, 11/30/51 ............ 36,011
120,000
NXP BV/NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 120,442
70,000
QUALCOMM, Inc., 4.300%, 5/20/47 ... 64,254
865,192
Software — 4.9%
130,000
Apple, Inc., 2.650%, 5/11/50 .......... 89,843
180,000
Apple, Inc., 2.800%, 2/8/61 ........... 123,233
150,000
Apple, Inc., 3.850%, 5/4/43 ........... 134,004
80,000
Apple, Inc., 3.850%, 8/4/46 ........... 69,766
170,000
Apple, Inc., 3.950%, 8/8/52 ........... 149,296
185,000
Microsoft Corp., 2.500%, 9/15/50(d) .... 125,507
90,000
Microsoft Corp., 2.525%, 6/1/50 ....... 61,755
305,000
Microsoft Corp., 2.675%, 6/1/60 ....... 204,364
220,000
Oracle Corp., 3.650%, 3/25/41 ........ 175,565

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Software — (continued)
$ 100,000
Oracle Corp., 3.800%, 11/15/37 ....... $ 85,199
90,000
Oracle Corp., 3.850%, 4/1/60 ......... 65,555
90,000
Oracle Corp., 3.950%, 3/25/51 ........ 70,777
110,000
Oracle Corp., 4.000%, 7/15/46 ........ 88,492
50,000
Oracle Corp., 4.375%, 5/15/55 ........ 41,727
75,000
Oracle Corp., 5.550%, 2/6/53 ......... 75,325
75,000
Oracle Corp., 6.900%, 11/9/52 ........ 88,059
110,000
Salesforce, Inc., 2.900%, 7/15/51 ....... 79,028
50,000
Salesforce, Inc., 3.050%, 7/15/61 ....... 35,266
1,762,761
Specialty Retail — 2.7%
90,000
ERAC USA Finance, LLC, 5.625%,
3/15/42(d) ..................... 93,663
225,000
Home Depot, Inc. (The), 2.750%, 9/15/51 154,267
130,000
Home Depot, Inc. (The), 3.125%, 12/15/49 97,153
110,000
Lowe's Cos., Inc., 5.000%, 4/15/40 ..... 107,252
150,000
Lowe's Cos., Inc., 5.625%, 4/15/53 ..... 157,885
135,000
McDonald's Corp., MTN, 3.625%, 9/1/49 108,658
140,000
McDonald's Corp., MTN, 4.875%, 12/9/45 137,811
135,000
Starbucks Corp., 3.500%, 11/15/50 ..... 105,218
961,907
Telecommunication Services — 4.4%
170,000
AT&T, Inc., 3.500%, 6/1/41 .......... 135,446
240,000
AT&T, Inc., 3.650%, 9/15/59 .......... 172,749
405,000
AT&T, Inc., 3.850%, 6/1/60 .......... 303,369
240,000
AT&T, Inc., 4.500%, 5/15/35 .......... 227,803
150,000
Deutsche Telekom AG, 3.625%, 1/21/50(d) 120,585
60,000
Telefonica Emisiones SA, 5.213%, 3/8/47 55,730
150,000
Verizon Communications, Inc., 2.650%,
11/20/40 ....................... 108,439
250,000
Verizon Communications, Inc., 3.400%,
3/22/41 ....................... 199,730
80,000
Verizon Communications, Inc., 3.700%,
3/22/61 ....................... 61,197
60,000
Verizon Communications, Inc., 4.400%,
11/1/34 ....................... 57,841
150,000
Verizon Communications, Inc., 5.250%,
3/16/37 ....................... 156,002
1,598,891
Tobacco — 1.4%
80,000
Altria Group, Inc., 3.875%, 9/16/46 ..... 60,238
62,000
BAT Capital Corp., 4.390%, 8/15/37 .... 52,078
90,000
BAT Capital Corp., 4.540%, 8/15/47 .... 69,325
70,000
Cargill, Inc., 4.375%, 4/22/52(d) ....... 64,252
90,000
Cargill, Inc., 4.760%, 11/23/45(d) ...... 86,153
180,000
Philip Morris International, Inc., 4.375%,
11/15/41 ....................... 160,052
492,098
Total Corporate Bonds
(Cost $37,840,429) ............... 33,898,578
Principal
Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.2%
Tennessee Valley Authority
—
0.2%
$ 70,000
4.250%, 9/15/52 ................... $ 65,019
Total U.S. Government Agencies
(Cost $67,799) .................. 65,019
U.S. TREASURY BONDS — 3.9%
1,641,300
2.000%, 11/15/41 ................ 1,192,058
310,300
2.000%, 8/15/51(f) ............... 203,707
Total U.S. Treasury Bonds
(Cost $1,371,233) ................ 1,395,765
Shares
MONEY MARKET FUND — 1.2%
439,346
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(g) .......
439,346
Total Money Market Fund
(Cost $439,346) ................. 439,346
Total Investments — 99.2%
(Cost $39,718,807) ............................ 35,798,708
Net Other Assets (Liabilities) — 0.8% ............... 301,540
NET ASSETS — 100.0% .......................
$ 36,100,248
(a) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(f) Represents securities purchased on a when-issued basis. At December
31, 2023, total cost of investments purchased on a when-issued basis was
$188,191.
(g) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Long Duration Corporate Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Long Duration Corporate Bond Fund ...... $ 439,346(a) $ 35,359,362(b) $ — $ 35,798,708
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
December 31, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.